Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Real estate—Real estate assets are recorded at cost less accumulated depreciation and amortization, as follows:

Capitalization and depreciation—Certain improvements and replacements are capitalized when they extend the useful life of the asset. Repair and maintenance costs are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful life, which is generally 40 years for facilities, the shorter of the remaining lease term or expected life for tenant improvements and the remaining useful life of the facility for facility improvements.

Purchase price allocation—Upon acquisition of real estate, the Company determines whether the transaction is a business combination, which is accounted for under the acquisition method, or an acquisition of assets. For both types of transactions, the Company recognizes and measures identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree based on their relative fair values. For business combinations, the Company recognizes and measures goodwill or gain from a bargain purchase, if applicable, and expenses acquisition-related costs in the periods in which the costs are incurred. For acquisitions of assets, acquisition-related costs are capitalized and recorded in "Real estate, net" on the Company's combined balance sheets. If the Company acquires real estate and simultaneously enters into a new lease of the real estate the acquisition will be accounted for as an asset acquisition.

The Company accounts for its acquisition of properties by recording the purchase price of tangible and intangible assets and liabilities acquired based on their estimated fair values. The value of the tangible assets, consisting of land, buildings, building improvements and tenant improvements is determined as if these assets are vacant. Intangible assets may include the value of lease incentive assets, above-market leases, below-market Ground Lease assets and in-place leases, which are each recorded at their estimated fair values and included in "Real estate-related intangible assets, net" on the Company's consolidated and combined balance sheets. Intangible liabilities may include the value of below-market leases, which are recorded at their estimated fair values and included in "Real estate-related intangible liabilities, net" on the Company's consolidated and combined balance sheets. In-place leases are amortized over the remaining non-cancelable term and the amortization expense is included in "Depreciation and amortization" in the Company's consolidated and combined statements of operations. Lease incentive assets and above-market (or below-market) lease value are amortized as a reduction of (or, increase to) ground and other lease income over the remaining non-cancelable term of each lease. Below-market Ground Lease assets are amortized to real state estate expense over the remaining non-cancelable term of the lease. The Company may also engage in sale/leaseback transactions whereby the Company executes a net lease with the occupant simultaneously with the purchase of the asset.

Impairments—The Company reviews real estate assets for impairment in value whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The value of a long-lived asset held for use is impaired if management's estimate of the aggregate future cash flows (undiscounted and without interest charges) to be generated by the asset (taking into account the anticipated holding period of the asset) are less than its carrying value. Such estimate of cash flows considers factors such as expected future operating income trends, as well as the effects of demand, competition and other economic factors. To the extent impairment has occurred, the loss will be measured as the excess of the carrying amount of the asset over the estimated fair value of the asset and reflected as an adjustment to the basis of the asset. Impairments of real estate assets are recorded in "Impairment of assets" in the Company's combined statements of operations. The Company did not record any impairments for the periods presented.

Cash and cash equivalents—Cash and cash equivalents include cash held in banks or invested in money market funds, if applicable, with original maturity terms of less than 90 days.

Restricted Cash—Restricted cash includes $1.7 million required to be maintained under certain of the Company's derivative transactions.

Ground and other lease income—Ground and other lease income includes rent earned from leasing land and buildings owned by the Company to its tenants. Ground and other lease income is recognized on the straight-line method of accounting, generally from the later of the date the lessee takes possession of the space and it is ready for its intended use or the date of acquisition of the asset subject to existing leases. Accordingly, contractual lease payment increases are recognized evenly over the term of the lease. The periodic difference between ground and other lease income recognized under this method and contractual lease payment terms is recorded as deferred ground and other lease income receivable and is included in ‘‘Deferred ground and other lease income receivable, net’’ on the Company's consolidated and combined balance sheets. The Company is also entitled to percentage rent pursuant to some of its leases and records percentage rent as ground and other lease income when earned. During the periods from January 1, 2017 to April 13, 2017 and April 14, 2017 to December 31, 2017, the Company recorded $0.6 million and $0.1 million, respectively, of percentage rent. During the years ended December 31, 2016 and 2015, the Company recorded $3.2 million and $2.9 million, respectively, of percentage rent. Ground and other lease income also includes the amortization of finite lived intangible assets and liabilities, which are amortized over the period during which the assets or liabilities are expected to contribute directly or indirectly to the future cash flows of the business acquired.

The Company estimates losses within ground and other lease income receivable and deferred ground and other lease income receivable balances as of the balance sheet date and incorporates an asset-specific reserve based on management's evaluation of the credit risks associated with these receivables. As of December 31, 2017 and 2016, we did not have an allowance for doubtful accounts related to real estate tenant receivables or deferred ground and other lease income.

Other income—Other income primarily includes interest income, non-recurring lease termination fees and other ancillary income. Interest income on other assets is recognized on an accrual basis using the effective interest method. The Company considers receivables to be non-performing and places receivables on non-accrual status at such time as: (1) the receivable becomes 90 days delinquent; (2) the receivable has a maturity default; or (3) management determines it is probable that it will be unable to collect all amounts due according to the contractual terms of the receivable.

Earnings per share—The Company has one class of common stock. Earnings per share ("EPS") is calculated by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding (refer to Note 9 for a summary of shares outstanding).

Deferred expenses and other assets—Deferred expenses include deferred financing fees associated with the 2017 Revolver (refer to Note 6), derivative assets, purchase deposits, leasing costs such as brokerage, legal and other costs which are amortized over the life of the respective leases and presented as an operating activity in the Company's consolidated and combined statements of cash flows. Amortization of leasing costs is included in "Depreciation and amortization" in the Company's consolidated and combined statements of operations. As of December 31, 2016, other assets primarily includes a receivable related to the funding provided to a certain investment in a Ground Lease. This receivable is classified as held-for-investment and is reported at its outstanding unpaid principal balance and includes accrued and paid-in-kind interest.

Deferred financing fees—Deferred financing fees associated with the 2017 Revolver (refer to Note 6) are recorded in ‘‘Deferred expenses and other assets, net’’ on the Company’s consolidated and combined balance sheets. Deferred financing fees associated with the Company's other facilities are recorded in ‘‘Debt obligations, net’’ on the Company's consolidated and combined balance sheets. The amortization of deferred financing fees is included in ‘‘Interest expense’’ in the Company’s consolidated and combined statements of operations.

Dispositions—Gains on the sale of real estate assets are recognized in "Income from sales of real estate" in accordance with ASC 360-20, Real Estate Sales. Gains on sales of real estate are recognized for full profit recognition upon closing of the sale transactions, when the profit is determinable, the earnings process is virtually complete, the parties are bound by the terms of the contract, all consideration has been exchanged, any permanent financing for which the seller is responsible has been arranged and all conditions for closing have been performed. The Company primarily uses specific identification and the relative sales value method to allocate costs.

Stock-based compensation—The Company adopted an equity incentive plan to provide equity incentive opportunities to members of the Manager’s management team and employees who perform services for the Company, the Company's independent directors, advisers, consultants and other personnel. The Company's equity incentive plan provides for grants of stock options, shares of restricted common stock, phantom shares, dividend equivalent rights and other equity-based awards, including long-term incentive plan units. The Company accounts for stock-based compensation awards using the fair value method, which requires an estimate of fair value of the award at the time of grant. On June 27, 2017, the Company's directors who are not officers or employees of the Manager or iStar were granted a total of 40,000 shares in the Company's common stock with an aggregate grant date fair value of $0.8 million. The shares granted to the directors vested immediately and the Company recognized $0.8 million in stock-based compensation, which is classified within "General and administrative" in the Company's consolidated statements of operations.

Income taxes—The Company operates its business in a manner consistent with its intention to qualify as a REIT. As such, the consolidated and combined financial statements of the Company have been prepared as if the Company qualified as a REIT for the periods presented. The Company intends to qualify as and elect to be taxed as a REIT under sections 856 through 859 of the Internal Revenue Code of 1986, as amended (the "Code") beginning with its taxable year ending December 31, 2017. The Company will be subject to federal and state income taxation at corporate rates on its net taxable income; the Company, however, may claim a deduction for the amount of dividends paid to its stockholders. Amounts distributed as dividends by the Company will be subject to taxation at the stockholder level only. While the Company must distribute at least 90% of its net taxable income to qualify as a REIT, the Company intends to distribute all of its net taxable income, if any, and eliminate federal and state taxes on undistributed net taxable income. Certain states may impose minimum franchise taxes. In addition, the Company is allowed certain other non-cash deductions or adjustments, such as depreciation expense, when computing its net taxable income and distribution requirement. These deductions permit the Company to reduce its dividend payout requirement under federal tax laws. For the periods presented, the Company did not have any taxable REIT subsidiaries that would be subject to taxation.

Derivative instruments and hedging activity—The Company's use of derivative financial instruments is associated with debt issuances and primarily limited to the utilization of interest rate swaps, interest rate caps or other instruments to manage interest rate risk exposure. The Company does not enter into derivatives for trading purposes.

The Company recognizes derivatives as either assets or liabilities on the Company's consolidated and combined balance sheets at fair value. Derivative assets are recorded in "Deferred expenses and other assets, net" and derivative liabilities are recorded in "Accounts payable, accrued expenses and other liabilities" on the Company's consolidated and combined balance sheets. If certain conditions are met, a derivative may be specifically designated as a hedge of the exposure to changes in the fair value of a recognized asset or liability, a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability.

For the Company's derivatives designated as cash flow hedges, the effective portion of changes in the fair value of the derivatives is reported in accumulated other comprehensive income (loss). The ineffective portion of the change in fair value of the derivatives is recognized directly in the Company's consolidated statements of operations. For the Company's derivatives not designated as hedges, the changes in the fair value of the derivatives are reported in "Other expense" in the Company's consolidated statements of operations.

The table below presents the Company's derivatives as well as their classification on the consolidated balance sheet as of December 31, 2017 ($ in thousands)(1):

Derivative Type	Maturity	Notional Amount	Fair Value(2)	Balance Sheet Location

Assets
Interest rate swap	October 2020	$95,000	$798	Deferred expenses and other assets, net
Interest rate swap	October 2020	10,000	128	Deferred expenses and other assets, net
Interest rate swap	October 2030	10,000	98	Deferred expenses and other assets, net
Interest rate cap(3)	January 2021	71,000	18	Deferred expenses and other assets, net
Total			$1,042

Liabilities
Interest rate swap	October 2030	95,000	$619	Accounts payable, accrued expenses and other liabilities
Interest rate swap	October 2030	22,000	285	Accounts payable, accrued expenses and other liabilities
Total			$904
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(1)	For the period from April 14, 2017 to December 31, 2017, the Company recognized $0.1 million in accumulated other comprehensive income (loss).

(2)
The fair value of the Company's derivatives are based upon widely accepted valuation techniques utilized by a third-party specialist using observable inputs such as interest rates and contractual cash flow and are classified as Level 2. Over the next 12 months, the Company expects that $0.1 million related to cash flow hedges will be reclassified from "Accumulated other comprehensive income (loss)" into interest expense.

(3)	This derivative is not designated in a hedging relationship.

Credit Risk-Related Contingent Features-The Company has agreements with each of its derivative counterparties that contain a provision where if the Company either defaults or is capable of being declared in default on any of its indebtedness, then the Company could also be declared in default on its derivative obligations.

The Company reports derivative instruments on a gross basis in the consolidated financial statements. In connection with its interest rate swap derivatives which were in a liability position as of December 31, 2017, the Company posted collateral of $1.7 million which is included in "Restricted cash" on the Company's consolidated balance sheets. The Company's net exposure under these contracts was zero as of December 31, 2017.
The tables below present the effect of the Company's derivative financial instruments in the consolidated statements of operations and the consolidated statements of comprehensive income (loss) for the period from April 14, 2017 to December 31, 2017 ($ in thousands):

Derivatives Designated in Hedging Relationships	Location of Gain (Loss) Recognized in Income	Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings (Ineffective Portion)
Interest rate swaps	Interest expense / Other expense(1)	$30	$110	$22
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(1)	The effective portion recognized in earnings was recorded in interest expense and the ineffective portion recognized in earnings was recorded in other expense.

	Location of Gain or (Loss) Recognized in Income	Amount of Gain or (Loss) Recognized in Income
Derivatives not Designated in Hedging Relationships
Interest rate cap	Other Expense	$(5)

In February 2017, the Company entered into and settled a rate lock swap in connection with the 2017 Secured Financing (refer to Note 6). As a result of the settlement, the Company recorded a $0.4 million unrealized gain in other comprehensive income, which was recorded in "Safety, Income & Growth Inc. Predecessor equity" on the Company’s consolidated and combined balance sheets. In connection with the Company's acquisition of the Initial Portfolio, the 2017 Secured Financing was recorded at fair value and the resulting premium will be recorded as a reduction to interest expense over the term of the 2017 Secured Financing.

Fair Values—The Company is required to disclose fair value information with regard to its financial instruments, whether or not recognized in the consolidated and combined balance sheets, for which it is practical to estimate fair value. The Financial Accounting Standards Board ("FASB") guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company determines the estimated fair values of financial assets and liabilities based on a hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the Company and the Company’s own assumptions about market participant assumptions. The Company determined the carrying values of its financial instruments including cash and cash equivalents; restricted cash; ground and other lease income receivable; deferred ground and other lease income receivable, net; deferred expenses and other assets, net; and accounts payable, accrued expenses, and other liabilities approximated their fair values. For the Company's debt obligations not traded in secondary markets, the Company determines fair value primarily by using market rates currently available for debt obligations with similar terms and remaining maturities. The Company determined that the significant inputs used to value its debt obligations, net fall within Level 3 of the fair value hierarchy. The Company determined the fair value of its debt obligations, net as of December 31, 2017 was approximately $308.7 million.

In connection with the Company's acquisition of the Initial Portfolio and its acquisition of two separate Ground Leases on June 28, 2017 (refer to Note 4), the Company was required to account for the acquisitions as business combinations pursuant to ASC 805. The Company utilized a third-party specialist to assist the Company in recognizing and measuring the identifiable assets acquired, the liabilities assumed, and estimating the remaining useful life of the identifiable assets acquired in accordance with ASC 350.

Other—The Company is an "emerging growth company" as defined in the Jumpstart Our Business Startups Act of 2012 (the "JOBS Act") and is eligible to take advantage of certain exemptions from various reporting requirements that are applicable to other publicly-traded companies that are not "emerging growth companies," including not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002. The Company has elected to utilize the exemption for auditor attestation requirements.
In addition, the JOBS Act provides that an "emerging growth company" can take advantage of the extended transition period provided in the Securities Act of 1933, as amended, for complying with new or revised accounting standards. In other words, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. However, the Company has chosen to "opt out" of this extended transition period, and as a result, it will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for all public companies that are not emerging growth companies. The Company's decision to opt out of the extended transition period for complying with new or revised accounting standards is irrevocable.
The Company will remain an "emerging growth company" until the earliest to occur of (i) the last day of the fiscal year during which our total annual revenue equals or exceeds $1.07 billion (subject to adjustment for inflation), (ii) the last day of the fiscal year following the fifth anniversary of the Company's initial public offering, (iii) the date on which the Company has, during the previous three-year period, issued more than $1.0 billion in non-convertible debt or (iv) the date on which the Company is deemed to be a "large accelerated filer" under the Securities Exchange Act of 1934, as amended.
New Accounting Pronouncements—In August 2017, the FASB issued Accounting Standards Update ("ASU") 2017-12, Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities ("ASU 2017-12") to better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results. ASU 2017-12 expands and refines hedge accounting for both nonfinancial and financial risk components and aligns the recognition and presentation of the effects of the hedging instrument and the hedged item in the financial statements. ASU 2017-12 is effective for interim and annual reporting periods beginning after December 15, 2018. Early adoption is permitted. Management does not believe adoption of the new standard will have a material impact on the Company's consolidated financial statements.
In February 2017, the FASB issued ASU 2017-05, Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets ("ASU 2017-05") to clarify the scope of Subtopic 610-20, Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets, and to add guidance for partial sales of nonfinancial assets. The amendments in ASU 2017-05 simplify GAAP by eliminating several accounting differences between transactions involving assets and transactions involving businesses. The amendments in ASU 2017-05 require an entity to initially measure a retained noncontrolling interest in a nonfinancial asset at fair value consistent with how a retained noncontrolling interest in a business is measured. Also, if an entity transfers ownership interests in a consolidated subsidiary that is within the scope of ASC 610-20 and continues to have a controlling financial interest in that subsidiary, ASU 2017-05 requires the entity to account for the transaction as an equity transaction, which is consistent with how changes in ownership interests in a consolidated subsidiary that is a business are recorded when a parent retains a controlling financial interest in the business. ASU 2017-05 is effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption is permitted beginning January 1, 2017. The Company will adopt ASU 2017-05 using the modified retrospective approach and the adoption on January 1, 2018 will have no impact to the Company's consolidated financial statements.
In January 2017, the FASB issued ASU 2017-01, Business Combinations: Clarifying the Definition of a Business ("ASU 2017-01") to provide a more robust framework to use in determining when a set of assets and activities is a business. The amendments provide more consistency in applying the guidance, reduce the costs of application, and make the definition of a business more operable. The Company's real estate acquisitions have historically been accounted for as a business combination or an asset acquisition. Under ASU 2017-01, certain transactions previously accounted for as business combinations under the existing guidance would be accounted for as asset acquisitions under the new guidance. As a result, the Company expects more transaction costs to be capitalized under real estate acquisitions and less transaction costs to be expensed under business combinations as a result of the new guidance. ASU 2017-01 is effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption is permitted. Except as described above, management does not believe adoption of the new standard will have a material impact on the Company's consolidated financial statements.
In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash ("ASU 2016-18") which requires that restricted cash be included with cash and cash equivalents when reconciling beginning and ending cash and cash equivalents on the statement of cash flows. In addition, ASU 2016-18 requires disclosure of what is included in restricted cash. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. The Company adopted ASU 2016-18 on January 1, 2018. The adoption of ASU 2016-18 did not have a material impact on the Predecessor's combined financial statements. The following table provides a reconciliation of the cash, cash equivalents and restricted cash reported in the Company's consolidated balance sheet that total to the same amount as reported in the Company's consolidated statement of cash flows (in thousands):

	December 31, 2017	December 31, 2016
Cash and cash equivalents	$168,214	$—
Restricted cash(1)	1,656	—
Total cash, cash equivalents and restricted cash reported in the consolidated statement of cash flows	$169,870	$—
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(1)	Restricted cash includes cash balances required to be maintained under certain of the Company's derivative transactions.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments ("ASU 2016-15") which was issued to reduce diversity in practice in how certain cash receipts and cash payments, including debt prepayment or debt extinguishment costs, distributions from equity method investees, and other separately identifiable cash flows, are presented and classified in the statement of cash flows. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption is permitted. Management does not believe the guidance will have a material impact on the Company's consolidated financial statements.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments ("ASU 2016-13") which was issued to provide financial statement users with more decision useful information about the expected credit losses on financial instruments held by a reporting entity. This amendment replaces the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to determine credit loss estimates. ASU 2016-13 is effective for interim and annual reporting periods beginning after December 15, 2019. Early adoption is permitted for interim and annual reporting periods beginning after December 15, 2018. Management does not believe the guidance will have a material impact on the Company’s consolidated financial statements.
In February 2016, the FASB issued ASU 2016-02, Leases ("ASU 2016-02"), which requires the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases. For operating leases, a lessee will be required to: (i) recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its statement of financial position; (ii) recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight line basis and (iii) classify all cash payments within operating activities in its statement of cash flows. The accounting applied by a lessor is largely unchanged from that applied under previous GAAP. However, in certain instances a long-term lease of land could be classified as a sales-type lease, resulting in the lessor derecognizing the underlying asset from its books and recording a profit or loss on the sale and a net investment in the lease. ASU 2016-02 is effective for interim and annual reporting periods beginning after December 15, 2018. Early adoption is permitted. Management is evaluating the impact of the guidance on the Company’s consolidated financial statements and currently expects that future Ground Lease transactions will qualify as sales-type leases. This qualification will result in the Company recording a net investment in the lease asset and interest income on the net investment in the lease.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (‘'ASU 2014-09’') which supersedes existing industry-specific guidance, including ASC 360-20, Real Estate Sales. The new standard is principles-based and requires more estimates and judgment than current guidance. Certain contracts with customers, including lease contracts and financial instruments and other contractual rights, are not within the scope of the new guidance. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers—Deferral of the Effective Date, to defer the effective date of ASU 2014-09 by one year. ASU 2014-09 is now effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption was permitted beginning January 1, 2017. The Company will adopt ASU 2014-09 using the modified retrospective approach and the adoption on January 1, 2018 will have no impact to the Company's consolidated financial statements.